CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands		Attributable to owners of the Company - Total		Stated capital	Accumulated losses		Other reserves		Non-controlling interests		Total
Beginning balance, Equity at Dec. 31, 2022		$ 1,133,030		$ 5,311,953	$ (3,317,652)		$ (861,271)		$ 227,200		$ 1,360,230
Options converted to shares				89,432			(89,432)
Share-based payment expense		6,618					6,618				6,618
Other reclassifications related to share-based payment		(559)			867		(1,426)				(559)
Total transactions with owners of the Company		6,059		89,432	867		(84,240)				6,059
Loss for the period		(1,256,191)	[1]		(1,256,191)	[1]			(6,360)	[1]	(1,262,551)	[2]
Other comprehensive income/(loss)		613,848	[1]				613,848	[1]	15,608	[1]	629,456	[2]
Total comprehensive (loss)/income		(642,343)	[1]		(1,256,191)	[1]	613,848	[1]	9,248	[1]	(633,095)	[2]
Ending balance, Equity at Jun. 30, 2023	[1]	496,746		5,401,385	(4,572,976)		(331,663)		236,448		733,194
Beginning balance, Equity at Dec. 31, 2022		1,133,030		5,311,953	(3,317,652)		(861,271)		227,200		1,360,230
Options converted to shares							(92,896)
Share-based payment expense							13,168
Other comprehensive income/(loss)							950,855
Ending balance, Equity at Dec. 31, 2023		109,848		5,394,812	(5,293,394)		8,430		237,506		347,354
Options converted to shares				4,393			(4,393)
Share-based payment expense		8,073					8,073				8,073
Total transactions with owners of the Company		8,073		4,393			3,680				8,073
Loss for the period		(1,674,397)			(1,674,397)				(7,167)		(1,681,564)
Other comprehensive income/(loss)		1,064,171					1,064,171		(27,647)		1,036,524
Total comprehensive (loss)/income		(610,226)			(1,674,397)		1,064,171		(34,814)		(645,040)
Ending balance, Equity at Jun. 30, 2024		$ (492,305)		$ 5,399,205	$ (6,967,791)		$ 1,076,281		$ 202,692		$ (289,613)

[1]	Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 28).
[2]	Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 28).